Financial risk management and fair value estimates (Details 2)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)
Urban Properties and Investments Business [Member]
Statement [Line Items]
Trade and other payables	$ 15,765		$ 8,952
Borrowings	107,434		155,391
Finance lease obligations	5,335		5,185
Derivative financial instruments	5		37
Total	128,539		169,565
Less than 1 year [Member]
Statement [Line Items]
Trade and other payables	14,345		8,502
Borrowings	40,331		127,542
Finance lease obligations	257		86
Derivative financial instruments	5		37
Total	54,938		136,167
Between 1 and 2 years [Member]
Statement [Line Items]
Trade and other payables	435		222
Borrowings	27,287		22,552
Finance lease obligations	291		164
Derivative financial instruments	0		0
Total	28,013		22,938
More than 4 years [Member]
Statement [Line Items]
Trade and other payables	360		86
Borrowings	12,016		683
Finance lease obligations	4,140		4,519
Derivative financial instruments	0		0
Total	16,516		5,288
Between 3 and 4 years [Member]
Statement [Line Items]
Trade and other payables	267		56
Borrowings	7,009		248
Finance lease obligations	317		216
Derivative financial instruments	0		0
Total	7,593		520
Between 2 and 3 years [Member]
Statement [Line Items]
Trade and other payables	358		86
Borrowings	20,791		4,366
Finance lease obligations	330		200
Derivative financial instruments	0	$ 0
Total	$ 21,479		$ 4,652